1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

July 2, 2018

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4720

Re:	Angel Oak Strategic Credit Fund (the “Trust”) File Nos. 333-220480 and 811-23289 Post-Effective Amendment No. 1 to the Registration Statement on Form N-2

Ladies and Gentlemen:

Our client, Angel Oak Strategic Credit Fund (the “Fund”), has enclosed, pursuant to Rule 486(a) under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment (“PEA”) No. 1 to the Fund’s registration statement on Form N-2, together with all exhibits thereto (the “Registration Statement”), under the 1933 Act and Amendment No. 3 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of: (i) registering Class A shares of the Fund (the “New Share Class”) and re-designating the Fund’s existing shares as Institutional Class shares, in reliance on the exemptive relief granted to the Fund by the Securities and Exchange Commission (the “SEC”) permitting the Fund to issue multiple classes of shares (Investment Company Act Rel. No. 33089 (May 1, 2018)) and (ii) making non-material changes to the Registration Statement.

As counsel to the Fund, we hereby request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this PEA 1 receive selective review from the SEC and its staff of the changes to the Fund contained herein because the additional disclosures set forth in this PEA 1, including the disclosures relating to the New Share Class, are “not substantially different”1 from the disclosures contained in the registration statement on Form N-1A of Angel Oak Funds Trust (File Nos. 333-197427 and 811-22980), an open-end management investment company that is in the same group of investment companies as the Fund.

Please contact me at (202) 261-3304 with any questions or comments.

Sincerely,

/s/ Stephen T. Cohen
Stephen T. Cohen

[1]	See Investment Company Act Rel. No. 13768.